Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Core ETF
November 30, 2023
LGE-NPRT1-0124
1.9910055.100
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	965,445	15,997,424
Verizon Communications, Inc.	44,565	1,708,176
		17,705,600
Entertainment - 1.7%
Electronic Arts, Inc.	86,221	11,899,360
Netflix, Inc. (a)	30,809	14,602,542
Spotify Technology SA (a)	27,025	5,002,598
		31,504,500
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (a)	287,868	38,151,146
Class C (a)	317,839	42,564,999
Meta Platforms, Inc. Class A (a)	126,118	41,259,504
		121,975,649
Media - 1.2%
Charter Communications, Inc. Class A (a)	11,041	4,417,835
Comcast Corp. Class A	420,744	17,624,966
TEGNA, Inc.	47,554	729,003
		22,771,804
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	9,341	1,405,353
TOTAL COMMUNICATION SERVICES		195,362,906
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 1.9%
Ford Motor Co.	970,958	9,962,029
General Motors Co.	134,893	4,262,619
Tesla, Inc. (a)	92,250	22,147,380
		36,372,028
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	398,827	58,264,636
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	33,590	7,130,821
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	50,472	6,376,632
Booking Holdings, Inc. (a)	1,887	5,898,196
Chipotle Mexican Grill, Inc. (a)	1,509	3,323,195
Light & Wonder, Inc. Class A (a)	14,665	1,296,679
McDonald's Corp.	56,117	15,816,015
Starbucks Corp.	8,530	847,029
		33,557,746
Household Durables - 0.8%
Toll Brothers, Inc.	89,717	7,705,793
TopBuild Corp. (a)	28,520	8,435,646
		16,141,439
Specialty Retail - 2.1%
Ross Stores, Inc.	15,479	2,018,152
The Home Depot, Inc.	79,786	25,012,113
TJX Companies, Inc.	54,482	4,800,409
Ulta Beauty, Inc. (a)	19,744	8,410,747
		40,241,421
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	39,192	4,139,067
Tapestry, Inc.	120,160	3,805,467
		7,944,534
TOTAL CONSUMER DISCRETIONARY		199,652,625
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Molson Coors Beverage Co. Class B	8,423	518,351
PepsiCo, Inc.	13,286	2,235,901
The Coca-Cola Co.	351,919	20,566,146
		23,320,398
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	19,750	11,706,615
Sysco Corp.	159,064	11,479,649
Walmart, Inc.	94,129	14,654,944
		37,841,208
Food Products - 0.6%
The Kraft Heinz Co.	319,113	11,204,057
Household Products - 1.8%
Colgate-Palmolive Co.	761	59,944
Kimberly-Clark Corp.	60,903	7,535,528
Procter & Gamble Co.	173,431	26,625,127
		34,220,599
TOTAL CONSUMER STAPLES		106,586,262
ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Weatherford International PLC (a)	1,562	141,658
Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	47,570	6,831,052
ConocoPhillips Co.	136,470	15,771,838
EOG Resources, Inc.	101,682	12,514,004
Exxon Mobil Corp.	281,820	28,954,187
Hess Corp.	849	119,335
Occidental Petroleum Corp. warrants 8/3/27 (a)	4,716	175,671
ONEOK, Inc.	16,083	1,107,315
Pioneer Natural Resources Co.	2,672	618,942
Targa Resources Corp.	7,597	687,149
Texas Pacific Land Corp. (b)	1,384	2,313,979
		69,093,472
TOTAL ENERGY		69,235,130
FINANCIALS - 12.2%
Banks - 2.9%
Bank of America Corp.	679,998	20,733,139
East West Bancorp, Inc.	31,642	1,990,915
JPMorgan Chase & Co.	203,834	31,814,411
		54,538,465
Capital Markets - 1.7%
Charles Schwab Corp.	220,979	13,550,432
Goldman Sachs Group, Inc.	11,960	4,084,818
LPL Financial	12,201	2,712,282
NASDAQ, Inc.	206,236	11,516,218
XP, Inc. Class A	1,677	39,057
		31,902,807
Consumer Finance - 0.2%
Synchrony Financial	134,974	4,367,759
Financial Services - 5.4%
Apollo Global Management, Inc.	102,355	9,416,660
Berkshire Hathaway, Inc. Class B (a)	115,673	41,642,280
Essent Group Ltd.	17,261	834,397
MasterCard, Inc. Class A	64,252	26,589,405
MGIC Investment Corp.	188,145	3,309,471
PayPal Holdings, Inc. (a)	186,230	10,728,710
Visa, Inc. Class A	40,495	10,394,257
		102,915,180
Insurance - 2.0%
Brown & Brown, Inc.	126,712	9,470,455
Cincinnati Financial Corp.	797	81,924
Hartford Financial Services Group, Inc.	76,359	5,968,219
Marsh & McLennan Companies, Inc.	16,407	3,271,884
MetLife, Inc.	64,511	4,104,835
Progressive Corp.	26,436	4,336,297
The Travelers Companies, Inc.	53,373	9,640,231
		36,873,845
TOTAL FINANCIALS		230,598,056
HEALTH CARE - 12.8%
Biotechnology - 3.2%
AbbVie, Inc.	122,981	17,511,265
Alkermes PLC (a)	42,286	1,020,784
Amgen, Inc.	30,654	8,265,545
Exelixis, Inc. (a)	425,413	9,278,258
Gilead Sciences, Inc.	179,623	13,759,122
Incyte Corp. (a)	173,621	9,434,565
Mural Oncology PLC	4,230	15,270
United Therapeutics Corp. (a)	4,984	1,196,160
		60,480,969
Health Care Equipment & Supplies - 0.9%
IDEXX Laboratories, Inc. (a)	6,201	2,888,550
Lantheus Holdings, Inc. (a)	34,512	2,471,749
Zimmer Biomet Holdings, Inc.	96,820	11,261,134
Zimvie, Inc. (a)	18,085	170,903
		16,792,336
Health Care Providers & Services - 4.8%
Centene Corp. (a)	162,264	11,955,612
CVS Health Corp.	201,463	13,689,411
DaVita HealthCare Partners, Inc. (a)	53,797	5,458,244
Elevance Health, Inc.	32,085	15,384,437
Humana, Inc.	22,304	10,814,317
McKesson Corp.	358	168,460
UnitedHealth Group, Inc.	62,472	34,545,142
		92,015,623
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	97,356	4,807,439
Eli Lilly & Co.	23,182	13,701,489
Johnson & Johnson	147,022	22,738,423
Merck & Co., Inc.	153,229	15,702,908
Pfizer, Inc.	544,134	16,579,763
		73,530,022
TOTAL HEALTH CARE		242,818,950
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	14,739	3,640,091
Lockheed Martin Corp.	32,001	14,329,088
Northrop Grumman Corp.	4,836	2,297,874
Textron, Inc.	127,576	9,779,976
The Boeing Co. (a)	13,174	3,051,494
		33,098,523
Commercial Services & Supplies - 1.3%
Cintas Corp.	22,449	12,419,909
Republic Services, Inc.	72,269	11,696,015
		24,115,924
Construction & Engineering - 0.3%
Valmont Industries, Inc.	23,085	5,068,773
Electrical Equipment - 1.3%
AMETEK, Inc.	71,983	11,173,921
Eaton Corp. PLC	5,302	1,207,212
Emerson Electric Co.	132,154	11,748,491
EnerSys	14,597	1,291,543
		25,421,167
Ground Transportation - 2.1%
CSX Corp.	402,374	12,996,680
Old Dominion Freight Lines, Inc.	3,594	1,398,282
Uber Technologies, Inc. (a)	162,451	9,158,987
Union Pacific Corp.	75,798	17,075,015
		40,628,964
Industrial Conglomerates - 0.6%
3M Co.	122,790	12,164,805
Machinery - 1.6%
AGCO Corp.	19,856	2,254,252
Allison Transmission Holdings, Inc.	54,008	2,888,348
Caterpillar, Inc.	59,191	14,840,368
Donaldson Co., Inc.	14,164	861,738
PACCAR, Inc.	92,305	8,475,445
		29,320,151
Professional Services - 0.1%
Leidos Holdings, Inc.	21,768	2,336,142
Trading Companies & Distributors - 0.1%
Boise Cascade Co.	10,577	1,156,066
TOTAL INDUSTRIALS		173,310,515
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	377,072	18,242,743
Juniper Networks, Inc.	108,445	3,085,260
		21,328,003
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies, Inc. (a)	15,971	2,170,299
IT Services - 1.0%
Accenture PLC Class A	360	119,930
GoDaddy, Inc. (a)	80,871	8,091,952
Wix.com Ltd. (a)	104,580	10,614,870
		18,826,752
Semiconductors & Semiconductor Equipment - 8.3%
Applied Materials, Inc.	106,515	15,953,817
Broadcom, Inc.	30,163	27,922,794
Intel Corp.	460,460	20,582,562
KLA Corp.	3,409	1,856,610
Lam Research Corp.	2,695	1,929,404
Lattice Semiconductor Corp. (a)	62,887	3,682,034
NVIDIA Corp.	142,537	66,664,555
Qualcomm, Inc.	133,418	17,217,593
		155,809,369
Software - 11.6%
Adobe, Inc. (a)	38,752	23,677,860
Cadence Design Systems, Inc. (a)	12,464	3,406,037
DocuSign, Inc. (a)	224,195	9,662,805
Dropbox, Inc. Class A (a)(b)	65,760	1,853,117
Microsoft Corp.	354,842	134,453,182
Palo Alto Networks, Inc. (a)	3,179	938,091
Pegasystems, Inc.	11,761	611,337
RingCentral, Inc. (a)	40,209	1,144,348
Salesforce, Inc. (a)	90,828	22,879,573
Synopsys, Inc. (a)	26,226	14,246,750
Teradata Corp. (a)	125,733	5,940,884
Zoom Video Communications, Inc. Class A (a)	11,731	795,714
		219,609,698
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	724,846	137,684,496
NetApp, Inc.	53,286	4,869,808
Pure Storage, Inc. Class A (a)	30,609	1,019,586
		143,573,890
TOTAL INFORMATION TECHNOLOGY		561,318,011
MATERIALS - 1.6%
Chemicals - 0.8%
CF Industries Holdings, Inc.	61,867	4,649,305
Ecolab, Inc.	26,766	5,131,845
Linde PLC	14,774	6,113,038
		15,894,188
Containers & Packaging - 0.1%
Sealed Air Corp.	77,543	2,588,385
Metals & Mining - 0.7%
Nucor Corp.	72,704	12,357,499
Worthington Enterprises, Inc.	2,061	147,774
		12,505,273
TOTAL MATERIALS		30,987,846
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Agree Realty Corp.	26,231	1,553,138
Crown Castle International Corp.	99,270	11,642,386
Invitation Homes, Inc.	164,918	5,501,664
Public Storage	2,445	632,668
Ryman Hospitality Properties, Inc.	74,789	7,505,076
SBA Communications Corp. Class A	11,485	2,836,336
		29,671,268
UTILITIES - 0.5%
Electric Utilities - 0.4%
Allete, Inc.	47,266	2,622,318
NextEra Energy, Inc.	72,782	4,258,475
OGE Energy Corp.	26,746	937,447
		7,818,240
Gas Utilities - 0.1%
UGI Corp.	106,932	2,351,435
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	2,274	60,352
TOTAL UTILITIES		10,230,027
TOTAL COMMON STOCKS (Cost $1,293,426,105)		1,849,771,596

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% 2/29/24 (d) (Cost $2,052,692)	2,080,000	2,052,739

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f) (Cost $1,143,400)	1,143,286	1,143,400

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $1,296,622,197)	1,852,967,735
NET OTHER ASSETS (LIABILITIES) - 2.1%	40,418,886
NET ASSETS - 100.0%	1,893,386,621

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	171	Dec 2023	39,131,213	144,828	144,828

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,052,739.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	1,524,824	1,524,824	687	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,149,950	6,550	28	-	-	1,143,400	0.0%
Total	-	2,674,774	1,531,374	715	-	-	1,143,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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